Segment Information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Information

NOTE 9 – SEGMENT INFORMATION

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet as a whole, determining where to allocate resources and drive business forward by examining consolidated results. Thus Navios Partners has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Partners’ reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk, Containerships and Tankers operate worldwide. Revenues from specific geographic region, which contribute over 10.0% of total revenue, are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$249,486	$180,047	$450,239	$321,244
Europe	57,901	77,047	117,352	150,963
America	39,551	23,567	88,869	45,071
Total	$346,938	$280,661	$656,460	$517,278